Indebtedness - Summary of Maturity of Long-term Debt and Notes Payable (Details) (Allied Integral United Inc) (10K) - USD ($)			3 Months Ended		12 Months Ended
		Apr. 12, 2018	Mar. 31, 2021		Dec. 31, 2020		Apr. 03, 2021	Mar. 10, 2021	May 31, 2020	Feb. 28, 2020	Dec. 31, 2019		Nov. 06, 2019	Oct. 05, 2018	May 29, 2018	Dec. 23, 2015	Apr. 01, 2012	Mar. 12, 2010
Debt net							$ 468,000
Allied Integral United Inc [Member]
Less: current maturities			$ 4,905,648		1,623,375						1,441,862
Debt net			15,406,696		15,663,406
Allied Integral United Inc [Member] | Continuing Operations [Member]
Debt net			8,787,547		9,207,830
Allied Integral United Inc [Member] | Continuing Operations [Member] | Notes Payable [Member]
Notional amount of debt			611,208		500,000						527,285
Guarantee Fees			283,023		139,883						105,016
Debt net			894,231		639,883						632,301
Allied Integral United Inc [Member] | Discontinued Operations [Member]
Debt net			6,619,149		6,455,576
Allied Integral United Inc [Member] | Discontinued Operations [Member] | Notes Payable [Member]
Notional amount of debt			530,596		641,804						1,183,003
Guarantee Fees					143,141						143,141
Debt net			530,596		785,044						1,326,144
Allied Integral United Inc [Member] | Hotel [Member]
Notional amount of debt			5,383,938		7,968,435						9,682,032
Less: deferred loan costs, net			1,045,624		3,395,000						2,185,498
Less: current maturities			4,338,314		4,573,436						7,496,534
Allied Integral United Inc [Member] | Real Estate [Member]
Notional amount of debt			1,235,211		1,260,923						9,726,975
Less: deferred loan costs, net											4,952
Less: current maturities			712,599		712,599						981,480
Debt net			$ 499,857		$ 525,569						8,740,543
Allied Integral United Inc [Member] | Naples Mortgage [Member]
Debt instrument, interest rate percentage					3.99%
Allied Integral United Inc [Member] | New Braunfels Business Loan [Member]
Debt instrument, interest rate percentage																6.25%
Allied Integral United Inc [Member] | Gearhart Loan [Member]
Debt instrument, interest rate percentage																	7.00%
Allied Integral United Inc [Member] | PPP Loan [Member]
Debt instrument, interest rate percentage									1.00%
Allied Integral United Inc [Member] | PPP Loan [Member] | Hotel [Member]
Maturity date			2022-05		2022-05
Debt instrument, interest rate percentage			1.00%		1.00%
Notional amount of debt			$ 604,800		$ 255,300
Allied Integral United Inc [Member] | KOBO Note [Member]
Interest rate terms		The note had a fixed interest rate of $1,000 per day through June 11, 2018 and $1,500 per day after this date through September 17, 2019. The note was collateralized by a lien on real property owned by Flash Partners, LLC, known as Cadillac Plaza. Following this date, the interest rate ranged from 20% to 40% through the date of final settlement.
Allied Integral United Inc [Member] | Airport Hotel Note [Member] | Hotel [Member]
Maturity date	[1]				2020-08
Interest rate terms	[1]				Variable
Notional amount of debt	[1]										2,054,000
Allied Integral United Inc [Member] | SeaWorld Hotel Note [Member]
Guarantee Fees								$ 150,000
Allied Integral United Inc [Member] | SeaWorld Hotel Note [Member] | Hotel [Member]
Maturity date			2021-01	[2]	2021-01	[1]
Interest rate terms			Variable	[2]	Variable	[1]
Notional amount of debt			$ 299,000	[2]	$ 3,395,000	[2]					3,395,000	[1]
Allied Integral United Inc [Member] | Buda Hotel Note [Member] | Hotel [Member]
Maturity date			2037-01	[1]	2037-01	[3]
Interest rate terms			Variable	[1]	Variable	[3]
Notional amount of debt			$ 4,013,425	[1]	$ 4,046,770	[1]					4,145,297	[3]
Allied Integral United Inc [Member] | Buda Tax Loan [Member]
Debt instrument, interest rate percentage			8.99%		8.99%					8.99%					8.99%
Allied Integral United Inc [Member] | Buda Tax Loan [Member] | Hotel [Member]
Maturity date			2028-06		2028-06
Debt instrument, interest rate percentage			8.99%		8.99%
Notional amount of debt			$ 466,713		$ 271,365						87,735
Allied Integral United Inc [Member] | Castle Hills Note - FNBT [Member]
Debt instrument, interest rate percentage													4.50%
Allied Integral United Inc [Member] | Castle Hills Note - FNBT [Member] | Real Estate [Member]
Maturity date					2022-11
Debt instrument, interest rate percentage					4.50%
Notional amount of debt											8,476,615
Allied Integral United Inc [Member] | Artesia Note [Member] | Real Estate [Member]
Maturity date			2033-06	[1]	2033-06	[4]
Interest rate terms			Variable	[1]	Variable	[4]
Notional amount of debt			$ 235,211	[1]	$ 238,168	[1]					250,360	[4]
Allied Integral United Inc [Member] | Tamir Note [Member]
Debt instrument, interest rate percentage																		12.00%
Allied Integral United Inc [Member] | Tamir Note [Member] | Real Estate [Member]
Maturity date			2022-03		2022-03
Debt instrument, interest rate percentage			12.00%		12.00%
Notional amount of debt			$ 300,000		$ 300,000						300,000
Allied Integral United Inc [Member] | Leander Note [Member]
Debt instrument, interest rate percentage														12.75%
Allied Integral United Inc [Member] | Leander Note [Member] | Real Estate [Member]
Maturity date			2022-04		2021-04
Debt instrument, interest rate percentage			12.75%		12.75%
Notional amount of debt			$ 700,000		$ 722,755						700,000
Allied Integral United Inc [Member] | Cibolo Creek Partner's Note [Member] | Continuing Operations [Member]
Maturity date			2025-12		2025-12
Debt instrument, interest rate percentage			0.09%		0.09%
Notional amount of debt			$ 111,208								500,000
Allied Integral United Inc [Member] | Cibolo Creek Partner's Note [Member] | Discontinued Operations [Member]
Maturity date			2025-12		2025-12
Debt instrument, interest rate percentage			0.09%		0.09%
Notional amount of debt			$ 530,596		$ 641,804						683,003
Allied Integral United Inc [Member] | Round Rock Development Partners Note [Member] | Continuing Operations [Member]
Maturity date			2025-12		2025-12
Debt instrument, interest rate percentage			0.09%		0.09%
Notional amount of debt			$ 500,000		$ 500,000						500,000
Allied Integral United Inc [Member] | Jim Walesa Note [Member] | Discontinued Operations [Member]
Maturity date					2025-12
Debt instrument, interest rate percentage					0.00%
Notional amount of debt											500,000
Allied Integral United Inc [Member] | Memory Care Facilities [Member]
Notional amount of debt			8,787,547		6,455,576						6,092,731
Less: deferred loan costs, net					21,528						22,560
Less: current maturities			5,129,855		1,623,375						1,441,862
Debt net			$ 3,657,692		$ 4,832,201						4,628,309
Allied Integral United Inc [Member] | Memory Care Facilities [Member] | Naples Mortgage [Member]
Maturity date			2041-12		2041-12
Debt instrument, interest rate percentage			3.99%		3.99%
Notional amount of debt			$ 2,710,207		$ 2,731,100						2,812,596
Allied Integral United Inc [Member] | Memory Care Facilities [Member] | MCA Loan [Member]
Maturity date			2024-01		2024-01
Debt instrument, interest rate percentage			8.50%		8.50%
Notional amount of debt			$ 1,505,005		$ 1,610,577						1,943,417
Allied Integral United Inc [Member] | Memory Care Facilities [Member] | New Braunfels Business Loan [Member]
Maturity date			2022-03		2022-03
Debt instrument, interest rate percentage			6.25%		6.25%
Notional amount of debt			$ 153,088		$ 185,359						273,140
Allied Integral United Inc [Member] | Memory Care Facilities [Member] | Gearhart Loan [Member]
Maturity date			2021-04		2021-04
Debt instrument, interest rate percentage			7.00%		7.00%
Notional amount of debt			$ 238,578		$ 238,578						238,578
Allied Integral United Inc [Member] | Memory Care Facilities [Member] | Cerniglia Note [Member]
Maturity date			2021-12		2021-12
Debt instrument, interest rate percentage			9.85%		9.85%
Notional amount of debt			$ 325,000		$ 325,000						325,000
Allied Integral United Inc [Member] | Memory Care Facilities [Member] | PPP Loan [Member]
Maturity date			2022-05		2022-05
Debt instrument, interest rate percentage			1.00%		1.00%
Notional amount of debt			$ 2,855,669		$ 1,364,962
Allied Integral United Inc [Member] | Memory Care Facilities [Member] | KOBO Note [Member]
Maturity date	[5]				2020-04
Interest rate terms	[5]				Variable
Notional amount of debt	[5]										$ 500,000

[1]	Interest rate equal to greater of 10.5% or 30-day LIBOR plus 8.175%
[2]	Interest equal to $1,000 per day for 60 days, $1,500 per day through September 17, 2019 and interest rates between 20% and 40%; refer to detail below, as in default above
[3]	Interest rate equal to Wall Street Journal Prime plus 2.75%
[4]	Interest rate equal to greater of 6.0% or Prime plus 1.0%
[5]	Interest equal to $1,000 per day for 60 days, $1,500 per day through September 17, 2019 and interest rates between 20% and 40% thereafter